Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 416,000	€ 1,556,000	€ 44,192,000
Property and equipment	6,322,000	8,542,000	10,174,000
Non-current financial assets	9,796,000	35,119,000	39,878,000
Other non-current assets	87,000	149,000	148,000
Trade receivables and others - non-current	10,554,000	14,099,000	29,821,000
Deferred tax assets	9,006,000	8,568,000	5,028,000
Total non-current assets	36,181,000	68,033,000	129,241,000
Current assets
Cash and cash equivalents	70,605,000	84,225,000	103,756,000
Short-term investments	21,851,000	17,260,000	16,080,000
Trade receivables and others - current	55,557,000	38,346,000	18,420,000
Total current assets	148,012,000	139,831,000	138,256,000
TOTAL ASSETS	184,193,000	207,863,000	267,496,000
Shareholders' equity
Share capital	4,043,732.85	4,011,000	3,978,000
Share premium	384,255,000	379,637,000	375,220,000
Retained earnings	(329,323,000)	(272,213,000)	(219,404,000)
Other reserves	495,000	819,000	456,000
Net income (loss)	(7,570,000)	(58,103,000)	(52,809,000)
Total shareholders’ equity	51,901,000	54,151,000	107,440,000
Non-current liabilities
Collaboration liabilities – non-current portion	45,030,000	52,988,000	32,997,000
Financial liabilities – non-current portion	30,957,000	40,149,000	13,503,000
Defined benefit obligations	2,441,000	2,550,000	2,975,000
Deferred revenue – non-current portion	4,618,000	7,921,000	25,413,000
Provisions – non-current portion	603,000	198,000	253,000
Deferred tax liabilities	9,006,000	8,568,000	5,028,000
Total non-current liabilities	92,656,000	112,374,000	80,170,000
Current liabilities
Trade payables and others	17,018,000	20,911,000	28,573,000
Collaboration liabilities – current portion	7,647,000	10,223,000	7,418,000
Financial liabilities – current portion	8,936,000	2,102,000	30,748,000
Deferred revenue – current portion	5,865,000	6,560,000	12,500,000
Provisions – current portion	171,000	1,542,000	647,000
Total current liabilities	39,637,000	41,338,000	79,886,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 184,193,000	€ 207,863,000	€ 267,496,000